Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Jones Lang LaSalle Income Property Trust, Inc.
Entity Central Index Key	0001314152
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false